Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Lease liabilities [abstract]
Schedule of Lease Liabilities

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current	317,869	287,679
Current	50,206	54,351
	368,075	342,030

Schedule of Maturity Lease Liabilities
The maturity of the Group's lease liabilities is as follows:

	September 30, 2025	December 31, 2024
	(unaudited)
Less than 1 year	50,206	54,351
Between 1 and 2 years	54,117	65,697
Between 2 and 3 years	51,307	51,325
Between 3 and 4 years	41,233	43,571
Between 4 and 5 years	34,466	35,764
More than 5 years	136,746	91,322
	368,075	342,030